Material Agreements	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Disclosure of Material Agreements [Abstract]
Material Agreements

Note 11 - Material Agreements

Consulting Agreement

A consulting agreement was renewed in May 2019 with monthly payment terms of $15,000 and 450,000 shares of common stock upon execution of the renewal. In addition, it was noted that the Company owed the consultant 210,000 shares under the original consulting agreement due to an anti-dilution clause in the agreement.  The Company issued 210,000 shares for services in July 2019 in satisfaction of the $400,000 accrued liability for the consulting services. The Company paid the consultant $15,000 for the three and six months ended December 31, 2019, respectively, and $102,000 and $213,000 for the three and six months ended December 31, 2018 in fees and expenses for consulting services provided during the periods. The Company issued 450,000 shares under the Company’s Stock Plan in May 2019 (Note 14), and 455,000 shares of common stock to the consultant in October 2019 for professional services (Note 8).

Consulting Agreement

The Company entered into a consulting agreement in May 2018 for advisory services such as maintaining ongoing stock market support such as drafting and delivering press releases and handling investor requests. The program will be predicated on accurate, deliberate and direct disclosure and information flow from the Company and dissemination to the appropriate investor audiences. In exchange for these consulting services provided, the advisor received $15,000 at contract inception, 10,000 shares of common stock and $4,000 monthly through April 2019. The contract expired in May 2019. The Company paid the consultants $0 in fees for the three and six months ended December 31, 2019 and $0 and $23,000 in fees and expenses for consulting services provided during the three and six months ended December 31, 2018, respectively.

Consulting Agreement

The Company entered into a consulting agreement in April 2018 for a period of six months for investor relations services such as blogs and newsletters, introduction to investment banks and online CEO quarterly conferences. In exchange for these consulting services provided, the advisor received $25,000 per month for four months and 25,000 shares of common stock. The Company paid the consultants $35,000 for the three and six months ended December 31, 2018. The agreement expired in October 2018.

Manufacturer and Distributorship Agreement

On September 15, 2018, the Company signed an agreement with a company in China for the manufacturing of Galaxy’s SLIM series of interactive panels. The manufacturer agreed to manufacture, and the Company agreed to be the sole distributor of the interactive panels in the United States for a term of two years. The agreement includes a commitment by Galaxy to purchase $2 million of product during the first year beginning September 2018. If the minimum purchase is not met, the manufacturer can require the Company to establish a performance improvement plan, and the manufacturer has the right to terminate the agreement. The payment terms are 20% in advance, 30% after the product is ready to ship, and the remaining 50% 45 days after receipt. The manufacturer provides Galaxy with the product, including a three year manufacturer’s warranty from the date of shipment. The agreement renews automatically in two year increments unless three months notice is given by either party.

Agency Agreement

Effective December 11, 2018, the Company entered into a 12 month contract with an agent to raise capital. The agent receives a finder’s fee ranging from 4% to 8% relative to the amount of capital raised, plus restricted shares in an amount equal to 4% of capital raised, if successful. The Agreement contains an option to extend the contract term for an additional six months. The Company paid $11,600 in fees during the three and six months ended December 31, 2019. No fees were paid under this agreement during the three and six months ended December 31, 2018. The Company issued 212,990 shares of common stock in December 2019 for these agency services (Note 8).

Financial Advisory Engagement

Effective June 4, 2019, the Company engaged a financial advisor to act as the Company’s exclusive financial advisor, lead managing underwriter and sole book running manager and investment banker in connection with a proposed offering. The engagement period of the agreement is June 4, 2019 to May 31, 2020. The Company paid $0 in fees during the three and six months ended December 31, 2019. No fees were paid under this agreement during the three and six months ended December 31, 2018. The Company issued 250,000 shares to the financial advisor for services in July 2019 (Note 8).

Business Development and Marketing Agreement

Effective June 10, 2019, the Company entered into a three month contract for certain advisory and consulting services. The Company will issue 15,000 shares and pay $20,000 per month under the terms of the agreement. The Company paid $71,000 and $240,300 in fees during the three and six months ended December 31, 2019, respectively. No fees were paid under this agreement during the three and six months ended December 31, 2018. The Company issued 60,000 shares to the consultant for consulting services in July and September 2019. The Company issued 45,000 shares to the consultant for consulting services in November 2019 (Note 8).

Capital Transaction Services Agreement

Effective June 28, 2019, the Company entered into a three month contract for capital raise advisory and consulting services.  The Company pays $3,500 per month under the terms of this agreement, which is payable upon the successful closing of a capital raise. The Company paid $3,500 upon signing of the agreement. The agreement renews automatically unless either party provided notice of cancellation. The Company paid $3,500 in fees during the three and six months ended December 31, 2019. No fees were paid for the three and six months ended December 31, 2018.

Consulting Agreement

On May 1, 2019, the Company engaged an advisor to provide consulting services under an Investor Relations and Advisory Agreement. The Company pays $8,000 per month under this agreement in the form of $2,000 cash and a restricted common stock monthly fee of $6,000 in advance of services each month. The number of shares issued is calculated based on the closing price of the Company’s common shares on the first day of the month. The shares do not have registration rights, and the shares may be sold by the advisor, subject to Rule 144. The Company paid $4,000 and $18,000 in fees during the three and six months ended December 31, 2019, respectively. No fees were paid under this agreement during the three or six months ended December 31, 2018. The Company issued 52,508 common shares during December 2019 (Note 8).

Consulting Agreement

On August 1, 2019, the Company engaged an advisor to provide consultation services related to research and development for a one-year period. Under the terms of the agreement, the Company issued 35,000 common shares in advance of the services performed. The shares were valued at $35,000 on the date of issuance.

Employment Agreement

The Company signed a two year employment agreement with the former owner of Concepts and Solutions as a part of the acquisition. The agreement provides an annual salary of $185,000 per year and a 15% bonus. The agreement contains an anti-dilution clause for the maintenance of 8% ownership in Galaxy. The agreement was cancelled in January 2020.

Consulting Agreement

On October 1, 2019, the Company engaged an advisor to provide management consulting, business advisory, shareholder information, and public relations consulting services. The agreement is for one year and will automatically renew unless either party provides notice of cancellation. Under the terms of the agreement, the Company will issue the consultant 50,000 shares each quarter for a total of 200,000 shares. The Company paid $29,800 to the advisor during the three and six months ended December 31, 2019. No fees were paid under this agreement during the three or six months ended December 31, 2018. The Company issued 50,000 common shares upon execution of the agreement during the three month period ended December 31, 2019 (Note 8).

Consulting Agreement

On October 1, 2019, the Company engaged an advisor to provide general business consultation and advice. The agreement is for one year with the option of renewal at the end of the initial term. The Company issued 642,857 shares of common stock in advance of the services performed during the three month period ended December 31, 2019 (Note 8).

Note 11 - Material Agreements

Manufacturing and Distributorship Agreement

In December 2016, Galaxy executed an agreement with a company in South Korea. Pursuant to the agreement, the manufacturer agreed to manufacture, and the Company agreed to be the sole distributor of the interactive panels in the United States for a term of one year, with automatic annual renewals. The Company submits a three-month rolling sales forecast (which acts as a purchase order) to the manufacturer, updated monthly. Upon acceptance of the order by the manufacturer, the Company pays 105% of the cost shown on the purchase order, 10% at the time the order is accepted and the remaining 95% within 120 days if the Company has sold the panels and been paid by the end customer. The manufacturer also provides a warranty for any defects in material and workmanship for a period of 26 months from the date of shipment to the Company.

There is a minimum annual purchase commitment under the agreement. The minimum purchase was not met; therefore, the manufacturer can require the Company to establish a performance improvement plan, and the manufacturer has the right to terminate the agreement. The agreement expired December 31, 2018.

Consulting Agreement

Galaxy entered into a 26 month consulting agreement in May 2017 for advisory services. In exchange for services provided, the consultants receive consulting fees of $15,000 per month and a 5.5% equity interest in Galaxy. The 5.5% equity interest was converted to common stock upon the Common Controlled Merger of R&G and Galaxy CO (as described in Note 1). The consulting agreement was renewed in May 2019 with monthly payment terms of $15,000 and 450,000 share of common stock upon execution of the renewal. In addition, it was noted that the Company owed the consultant 210,000 shares under the May 2017 consulting agreement due to an anti-dilution clause in the agreement.  The Company paid the consultants $261,000, $95,000, and $157,000 in fees and expenses for consulting services provided during the year ended June 30, 2019, the three months ended June 30, 2018, and the year ended March 31, 2018, respectively. The 450,000 shares were issued under the Company’s Stock Plan in May 2019. The Company issued 210,000 shares for services in July 2019 (Note 16) in satisfaction of the $400,000 accrued liability for the consulting services per the anti-dilution provision of the agreement recorded at June 30, 2019.

Consulting Agreement

The Company entered into a consulting agreement in May 2018 for advisory services such as maintaining ongoing stock market support such as drafting and delivering press releases and handling investor requests. The program will be predicated on accurate, deliberate and direct disclosure and information flow from the Company and dissemination to the appropriate investor audiences. In exchange for these consulting services provided, the advisor received $15,000 at contract inception, 10,000 shares of common stock and $4,000 monthly through April 2019. The contract renews automatically each year. The Company paid the consultants $222,500 and $27,000 in fees and expenses for consulting services provided during the year ended June 30, 2019 and the three months ended June 30, 2018. No consulting fees were paid during the year ended March 31, 2018.The Company issued 10,000 shares of common stock for consulting services provided during the three months ended June 30, 2018.

Consulting Agreement

The Company entered into a consulting agreement in April 2018 for a period of six months for investor relations services such as blogs and newsletters, introduction to investment banks and online CEO quarterly conferences. In exchange for these consulting services provided, the advisor received $25,000 per month for four months and 25,000 shares of common stock. The Company paid the consultants $60,000 and $100,000 for the year ended June 30, 2019 and the three months ended June 30, 2018. No consulting fees were paid during the year ended March 31, 2018. The Company issued 25,000 shares of common stock for consulting services provided during the three months ended June 30, 2018. The agreement expired in October 2018.

Manufacturer and Distributorship Agreement

On September 15, 2018, the Company signed an agreement with a company in China for the manufacture of Galaxy’s SLIM series of interactive panels, a new Galaxy product. The manufacturer agreed to manufacture, and the Company agreed to be the sole distributor of the interactive panels in the United States for a term of two years. The agreement includes a commitment by Galaxy to purchase $2 million of product during the first year beginning September 2018. If the minimum purchase is not met, the manufacturer can require the Company to establish a performance improvement plan, and the manufacturer has the right to terminate the agreement. The payment terms are 20% in advance, 30% after the product is ready to ship, and the remaining 50% 45 days after receipt. The manufacturer provides Galaxy with the product, including a three-year manufacturer’s warranty from the date of shipment. The agreement renews automatically in two-year increments unless three months’ notice is given by either party.

Agency Agreement

Effective December 11, 2018, the Company entered into a 12 month contract with an agent to raise capital. The agent receives a finder’s fee ranging from 4 to 8% relative to the amount of capital raised, plus restricted shares in an amount equal to 4% of capital raised, if successful. The Agreement contains an option to extend the contract term for an additional six months. The Company paid $98,400 in fees and issued 46,618 shares of common stock during the year ended June 30, 2019. No fees were paid under this agreement during the three months ended June 30, 2018 and year ended March 31, 2018.

Master Service Agreement

Effective January 2, 2019, the Company entered into a 3 month contract with a business for advisory services including among other services, presenting and introducing the Company to the financial community of investors.  The Company paid $300,000 and issued 300,000 common stock shares under this agreement during the year ended June 30, 2019. No advisory fees were paid under this agreement during the three months ended June 30, 2018 and year ended March 31, 2018. The relationship with this advisor is continuing on an as-needed basis.

Financial Advisory Engagement

Effective June 4, 2019, the Company engaged a financial advisor to act as the Company’s exclusive financial advisor, lead managing underwriter and sole book running manager and investment banker in connection with a proposed offering. The engagement period of the agreement is June 4, 2019 to May 31, 2020. The Company is proposing a follow-on public offering of securities. The Company paid $0 in fees during the year ended June 30, 2019. No fees were paid under this agreement during the three months ended June 30, 2018 and year ended March 31, 2018. The Company issued 250,000 shares to the financial advisor for services in July 2019 (Note 16).

Business Development and Marketing Agreement

Effective June 10, 2019, the Company entered into a three-month contract for certain advisory and consulting services. The Company will issue 15,000 shares and pay $20,000 per month under the terms of the agreement. The Company paid $35,000 in fees during the year ended June 30, 2019. No fees were paid under this agreement during the three months ended June 30, 2018 and year ended March 31, 2018. The Company issued 60,000 shares to the consultant for consulting services in July and September 2019 (Note 16).

Capital Transaction Services Agreement

Effective June 28, 2019, the Company entered into a three-month contract for capital raise advisory and consulting services.  The Company pays $3,500 per month under the terms of this agreement, which is payable upon the successful closing of a capital raise. The Company paid $3,500 upon signing of the agreement. The agreement renews automatically unless either party provided notice of cancellation. The Company paid $3,500 in fees during the year ended June 30, 2019. No fees were paid under this agreement during the three months ended June 30, 2018 and year ended March 31, 2018.